DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 14 — DERIVATIVE FINANCIAL INSTRUMENTS

	2018	2017
As at 31 December	US$’000	US$’000
FINANCIAL ASSETS:
Current
Derivative financial instruments — commodity contracts	24,315	383
Non-current
Derivative financial instruments — commodity contracts	8,003	223
Total financial assets	32,318	606

FINANCIAL LIABILITIES:
Current
Derivative financial instruments — commodity contracts	225	5,618
Derivative financial instruments — interest rate swaps	211	—
Non-current
Derivative financial instruments — commodity contracts	651	3,728
Derivative financial instruments — interest rate swaps	1,927	—
Total financial liabilities	3,014	9,346

In March 2018, the Company entered into short-term foreign currency derivative instruments to lock in the exchange rate for A$284 million.  The instruments were designed to protect the funds generated in its equity raise from currency fluctuations during the period between launch of the equity raise and receipt of funds.  The Company realised a gain of $6.8 million on the foreign currency derivative instruments during the year ended 31 December 2018, which has been recognized in the consolidated statement of profit or loss and other comprehensive income within gain on foreign currency derivative financial instruments.  There were no foreign currency derivative contracts outstanding at 31 December 2018.

The Company had a gain of $40.2 million related to its commodity derivative financial instruments during the year ended 31 December 2018, consisting of a $40.8 million unrealised gain resulting from the change in fair value of the commodity derivative financial instruments, offset by a $0.6 million realised loss from the settlement of commodity derivative contracts.  The commodity derivative activity has been recognised in the consolidated statement of profit or loss and other comprehensive income within gain (loss) on derivative financial instruments, net.

Realised and unrealised losses on the Company’s interest rate swap of $0.3 million and $2.1 million for the year ended 31 December 2018, respectively, were recognised in the consolidated statement of profit or loss and other comprehensive income within loss on interest rate derivative financial instruments.